Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Summary of Components of Operating Lease Expense
The components of lease expense are as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Operating lease expenses R&D
Operating lease costs	$1,203	$1,243	$1,242
Variable lease costs (1)	1,190	1,087	1,051
Operating lease expenses G&A
Operating lease costs	232	235	235
Variable lease costs (1)	231	206	199

Total operating lease expense	$2,856	$2,771	$2,727

(1)	Includes short-term lease costs which are immaterial.

Summary of Supplemental balance sheets information related to operating leases
Supplemental balance sheets information related to operating leases is as follows:

	December 31,
	2021	2020
ROU assets, net	$12,737	$2,641
Operating lease liabilities, current	915	1,595
Operating lease liabilities, net of current	12,212	1,598

Summary of Supplemental cash flow information related to leases
Supplemental cash flow information related to leases is as follows:

	Years Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$1,742	$1,692	$1,642
Weighted-average remaining lease term in years	5.9	1.9	2.9
Weighted-average discount rate	7.63%	5.99%	5.99%

Summary of summarizes the Company's future lease liabilities
The following table summarizes the Company’s future lease liabilities as of December 31, 2021 (in thousands):

Year ending December 31,
2022	$1,875
2023	2,814
2024	2,896
2025	2,982
2026	3,071
2027	2,892
16,530
Less interest expense	(3,403)
Present value of future lease payments	$13,127